Schedule of maturity of lease payments under finance lease liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Leases
2025		$ 6,134
2026	6,134	6,134
2027	6,134	6,134
2028	6,134	6,134
2029	3,066	3,066
Total undiscounted finance lease payments	21,468	27,602
Less: imputed interest	(2,357)	(3,602)
Finance lease liabilities recognized in the Consolidated Balance Sheet	$ 19,111	$ 24,000